Note 11 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 245,377
2027	50,956
2028	39,546
2029	14,843
2030	3,996
Total	$ 354,718